SUBSEQUENT EVENTS - Acquisition of Teekay Offshore Partners (Details) - Major business combination - USD ($)		6 Months Ended
	Jul. 03, 2018	Jul. 02, 2018	Jul. 31, 2018
Teekay Offshore GP
Disclosure of non-adjusting events after reporting period [line items]
Percentage of additional voting interests acquired	2.00%
Percentage of voting equity interests acquired	51.00%	49.00%
Teekay Offshore
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued			$ 226,000,000
Borrowings, interest rate			8.50%
Liabilities arising from financing activities			$ 84,000,000
Proportion of ownership interest in subsidiary		60.00%
Teekay Offshore | Teekay Offshore
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued			500,000,000
Liabilities arising from financing activities			$ 200,000,000